Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity

Note 16—Shareholders’ equity

Common stock

BNY Mellon has 3.5 billion authorized shares of common stock with a par value of $0.01 per share. At Dec. 31, 2012, 1,163,490,341 shares of common stock were outstanding.

Preferred stock

BNY Mellon has 100 million authorized shares of preferred stock with a par value of $0.01. The table below presents a summary of BNY Mellon’s preferred stock issued and outstanding at Dec. 31, 2012.

Preferred stock summary		Total shares issued and outstanding	Liquidation preference per share (in dollars)	Carrying value at Dec. 31, 2012		Per annum dividend rate	Dividends paid per share in 2012 (in dollars)
(dollars in millions, unless otherwise noted)
Series	Description
Series A	Noncumulative Perpetual Preferred Stock	5,001	$100,000	$500		Greater of (i) three-month LIBOR plus 0.565% for the related distribution period; or (ii) 4.000%	$2,033
Series C	Noncumulative Perpetual Preferred Stock	5,825	$100,000	$568	(a)	5.2%	$1,314
(a)	The carrying value is recorded net of issuance costs.

On June 20, 2012, BNY Mellon issued the Series A preferred stock for $500 million. On Sept. 19, 2012, BNY Mellon issued 22 million and on Oct. 10, 2012, BNY Mellon issued an additional 1.3 million of Series C Depositary Shares, each representing a 1/4,000th interest in a share of BNY Mellon’s Series C preferred stock for an aggregate of $568 million, net of issuance costs. Holders of both the Series A and Series C preferred stock issues are entitled to receive dividends on each dividend payment date (March 20, June 20, Sept. 20 and Dec. 20 of each year), if declared by BNY Mellon’s Board of Directors. BNY Mellon’s ability to declare or pay dividends on, or purchase, redeem or otherwise acquire, shares of our common stock or any of our shares that rank junior to the preferred stock as to the payment of dividends and/or the distribution of any assets on any liquidation, dissolution or winding-up of BNY Mellon will be prohibited, subject to certain restrictions, in the event that we do not declare and pay in full preferred dividends for the then current dividend period of the Series A preferred stock or the last preceding dividend period of the Series C preferred stock.

All of the outstanding shares of the Series A preferred stock are owned by Mellon Capital IV, which will pass through any dividend on the Series A preferred stock to the holders of its Normal Preferred Capital Securities. All of the outstanding shares of the Series C preferred stock are held by the depositary of the depositary shares, which will pass through the applicable portion of any dividend on the Series C Preferred Stock to the holders of record of the depositary shares.

The preferred stock is not subject to the operation of a sinking fund and is not convertible into, or exchangeable for, shares of our common stock or any other class or series of our other securities. Subject to the restrictions in BNY Mellon’s 2007 replacement capital covenant, subsequently amended on May 8 and Sept. 11, 2012, we may redeem the Series A preferred stock, in whole or in part, at our option. We may also, at our option, redeem the shares of the Series C preferred stock in whole or in part, on or after the dividend payment date in September 2017, or in whole but not in part at any time within 90 days following a regulatory capital treatment event (as defined in the Certificate of Designations of the Series C preferred stock).

The terms of the Series A preferred stock and the Series C preferred stock are more fully described in each of their Certificate of Designations, each of which is filed as an exhibit to BNY Mellon’s Annual Report on Form 10-K for the year ended Dec. 31, 2012.

Temporary equity

Temporary equity was $178 million at Dec. 31, 2012 and $114 million at Dec. 31, 2011. Temporary equity represents amounts recorded for redeemable non-controlling interests resulting from equity-classified share-based payment arrangements that are currently redeemable or are expected to become redeemable. The current redemption value of such awards is classified as temporary equity and is adjusted to its redemption value at each balance sheet date.

Common stock repurchase program

On Dec. 18, 2007, the Board of Directors of BNY Mellon authorized the repurchase of up to 35 million shares of common stock. On March 22, 2011, the Board of Directors of BNY Mellon authorized the repurchase of up to an additional 13 million shares of common stock. On Feb. 14, 2012, in order to continue with share repurchases under our 2011 capital plan, the Board of Directors authorized the repurchase of an additional 12 million shares of common stock, of which 6.8 million shares of common stock remained available for repurchase under the Feb. 2012 board authorization. While there are no expiration dates on the prior share repurchase authorizations, BNY Mellon does not intend to use the prior authorizations for any future share repurchases. On March 13, 2012, in connection with the Federal Reserve’s non-objection to our 2012 capital plan, the Board of Directors authorized a new stock purchase program providing for the repurchase of an aggregate of $1.16 billion of common stock. The new share repurchase program may be executed through open market purchases or privately negotiated transactions at such prices, times and upon such other terms as may be determined from time to time. At Dec. 31, 2012, the maximum dollar value of shares that may yet be purchased under the program totaled $416 million. There is no expiration date on the share repurchase authorizations. In 2012, we repurchased 49.8 million common shares in the open market, at an average price of $22.38 per share for a total of $1.12 billion.

Capital adequacy

Regulators establish certain levels of capital for bank holding companies and banks, including BNY Mellon and our bank subsidiaries, in accordance with established quantitative measurements. For the Parent to maintain its status as a financial holding company, our bank subsidiaries and BNY Mellon must, among other things, qualify as well capitalized.

As of Dec. 31, 2012 and 2011, BNY Mellon and our bank subsidiaries were considered well capitalized on the basis of the Basel I Total and Tier 1 capital to risk-weighted assets ratios and the leverage ratio (Basel I Tier 1 capital to quarterly average assets as defined for regulatory purposes).

Our consolidated and largest bank subsidiary, The Bank of New York Mellon, capital ratios are shown below.

Consolidated and largest bank subsidiary capital ratios (a)	Dec. 31,
	2012	2011
Consolidated capital ratios:
Tier 1 capital	15.0%	15.0%
Total capital	16.3	17.0
Leverage – guideline	5.3	5.2
The Bank of New York Mellon capital ratios:
Tier 1 capital	14.0%	14.3%
Total capital	14.6	17.7
Leverage	5.4	5.3
(a)	Determined under Basel I guidelines. For a banking institution to qualify as “well capitalized,” its Basel I Tier 1, Total (Tier 1 plus Tier 2) and leverage capital ratios must be at least 6%, 10% and 5%, respectively. For The Bank of New York Mellon, our largest bank subsidiary, to qualify as “adequately capitalized ,” Basel I Tier 1, Total and leverage capital ratios must be at least 4%, 8% and 3%, respectively.

If a financial holding company such as BNY Mellon fails to qualify as well capitalized, it may lose its status as a financial holding company, which may restrict its ability to undertake or continue certain activities or make acquisitions that are not generally permissible for bank holding companies without financial holding company status. If a bank holding company such as BNY Mellon or bank such as The Bank of New York Mellon or BNY Mellon, N.A. fails to qualify as “well capitalized,” it may be subject to higher FDIC assessments.

If a bank holding company such as BNY Mellon or bank such as The Bank of New York Mellon or BNY Mellon, N.A. fails to qualify as adequately capitalized, regulatory sanctions and limitations are imposed.

At Dec. 31, 2012, the amounts of capital by which BNY Mellon and The Bank of New York Mellon, exceed the well-capitalized guidelines are as follows:

Capital above guidelines at Dec. 31, 2012
(in millions)	Consolidated	The Bank of New York Mellon
Tier 1 capital	$10,023	$7,745
Total capital	7,023	4,461
Leverage	930	932

The following table presents the components of our Basel I Tier 1 and Total risk-based capital at Dec. 31, 2012 and 2011.

Components of Basel I Tier 1 and total risk-based capital (a)
	Dec. 31,
(in millions)	2012	2011
Tier 1 capital:
Common shareholders’ equity	$35,363	$33,417
Preferred stock	1,068	-
Trust preferred securities	623	1,659
Adjustments for:
Goodwill and other intangibles (b)	(20,445)	(20,630)
Pensions/cash flow hedges	1,454	1,426
Securities valuation allowance	(1,350)	(450)
Merchant banking investments	(19)	(33)
Total Tier 1 capital	16,694	15,389
Tier 2 capital:
Qualifying unrealized gains on equity securities	2	2
Qualifying subordinated debt	1,058	1,545
Qualifying allowance for credit losses	386	497
Total Tier 2 capital	1,446	2,044
Total risk-based capital	$18,140	$17,433
Total risk-weighted assets	$111,180	$102,255
Average assets for leverage capital purposes	$315,273	$296,484
(a)	On a regulatory basis as determined under Basel I guidelines.
(b)	Reduced by deferred tax liabilities associated with non-tax deductible identifiable intangible assets of $1,310 million at Dec. 31, 2012 and $1,459 million at Dec. 31, 2011, and deferred tax liabilities associated with tax deductible goodwill of $1,130 million at Dec. 31, 2012 and $967 million at Dec. 31, 2011.